UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2010

Date of reporting period:  May 31, 2010

Item 1. Schedule of Investments.

Akros Absolute Return Fund
Schedule of Investments
May 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 41.51%
Beverage and Tobacco Product Manufacturing - 2.37%
Coca-Cola Co.	1,000	51,400
Hansen National Corp. (a)	2,000	78,100
Star Scientific, Inc. (a)	20,000	30,600
		160,100
Chemical Manufacturing - 12.27%
Amgen, Inc. (a)	1,000	51,780
Eli Lilly & Co.	1,000	32,790
Forest Laboratories, Inc. (a)	2,000	51,760
Genzyme Corp. (a)	3,000	145,950
InterMune, Inc. (a)	1,000	9,040
Merck & Co., Inc.	2,000	67,380
Mosaic Co.	1,000	46,170
Myriad Genetics, Inc. (a)	1,699	31,007
Novartis AG - ADR	2,000	90,020
Omeros Corp. (a)	25,000	148,000
Pfizer, Inc.	10,100	153,823
		827,720
Computer and Electronic Product Manufacturing - 0.69%
Cisco Systems, Inc. (a)	2,000	46,320
Credit Intermediation and Related Activities - 1.58%
First Bancorp of Indiana, Inc.	1,259	13,440
HF Financial Corp.	9,295	93,415
		106,855
Educational Services - 0.14%
China Educationa Alliance, Inc. (a)	2,130	9,159
Electronics and Appliance Stores - 0.63%
Best Buy Co., Inc.	1,000	42,250
Heavy and Civil Engineering Construction - 0.40%
Cavico Corporation (a)	8,000	26,800
Insurance Carriers and Related Activities - 1.69%
American Safety Insurance Holdings, Ltd. (a)(c)	900	14,373
Aspen Insurance Holdings Ltd. (c)	2,000	50,520
The Travelers Companies, Inc.	1,000	49,470
		114,363
Management of Companies and Enterprises - 0.31%
Funtalk China Holdings Ltd. (a)(c)	3,525	20,798
Mining (except Oil and Gas) - 0.88%
Freeport-McMoRan Copper & Gold, Inc. - Class B	850	59,542
Miscellaneous Manufacturing - 2.33%
Baxter International, Inc.	2,000	84,460
Medtronic, Inc.	1,500	58,770
Neurometrix, Inc. (a)	11,000	14,190
		157,420
Oil and Gas Extraction - 1.62%
Apache Corp.	700	62,678
Total SA - ADR	1,000	46,630
		109,308
Other Information Services - 0.72%
Google, Inc. (a)	100	48,518
Petroleum and Coal Products Manufacturing - 0.67%
BP PLC - ADR (a)	1,000	45,056
Professional, Scientific, and Technical Services - 0.66%
Interleukin Genetics, Inc. (a)	7,000	3,185
Novatel Wireless, Inc. (a)	3,000	18,450
Tetra Tech, Inc. (a)	1,000	22,665
		44,300
Publishing Industries (except Internet) - 3.75%
Dolan Co. (a)	10,800	132,840
Microsoft Corp.	3,000	77,400
SAP AG - ADR	1,000	42,430
		252,670
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.69%
Franklin Resources, Inc.	300	29,427
Investment Technology Group, Inc. (a)	2,000	33,720
Knight Capital Group, Inc. (a)	8,100	118,341
		181,488
Support Activities for Agriculture and Forestry - 0.95%
Fresh Del Monte Produce, Inc. (a)(c)	3,200	64,000
Telecommunications - 4.40%
AT&T, Inc.	5,000	121,500
BCE, Inc. (c)	6,000	175,260
		296,760
Utilities - 2.76%
Exelon Corp.	3,000	115,800
FirstEnergy Corp.	2,000	70,420
		186,220
TOTAL COMMON STOCKS (Cost $3,091,039)		2,799,647

PRIVATE PLACEMENTS - 3.54%
Advanced Equities Investment I, LLC (Force 10 Networks) (a)(d)(e)	1,588	38,858
Advanced Equities Triangle Acquisition I, LLC (Motricity Inc.) (a)(d)(e)	44,084	44,965
Alien Technology Common Stock (a)(d)(e)	61,941	186
Alien Technology Series A Preferred (a)(d)(e)	3,578,500	11,022
FibroGen, Inc. (a)(d)(e)	15,000	97,500
Force10 Networks Inc. Series B (a)(d)(e)	1,367	4,388
NetLogic Microsystems, Inc. (a)(d)(e)	1,218	29,013
NetLogic Microsystems, Inc. (a)(d)(e)	1	6,192
NetLogic Microsystems, Inc. (a)(d)(e)	244	5,812
TableMAX Holdings, LLC (a)(d)(e)	13,911	835
TOTAL PRIVATE PLACEMENTS (Cost $344,385)		238,771

	Shares	Value
WARRANTS - 0.02%
Alien Technology Common Warrants (a)(d)(e)
Expiration: August 2013, Excercise Price: $1.00	5,079	0
Bionovo Warrants (a)(d)(e)
Expiration: October, 2014, Excercise Price: $0.850
TableMAX Pipe Warrants (a)(d)(e)	15,000	1,551
Expiration: July, 2011, Excercise Price: $2.500
	6,956	0
TOTAL WARRANTS (Cost $0)		1,551

EXCHANGE TRADED FUND - 4.86%
WisdomTree Trust Dreyfus Chinese Yuan Fund (a)	13,200	327,360
TOTAL EXCHANGE TRADED FUNDS (Cost $332,140)

EXCHANGE TRADED NOTES - 5.41%
iPath S&P 500 VIX Short-Term Futures ETN (a)(c)	2,000	57,160
Morgan Stanley (a)	7,752	307,785
TOTAL EXCHANGE TRADED NOTES (Cost $366,252)		$364,945

	Principal
	Amount	Value
CORPORATE BONDS - 1.56%
Oil and Gas Extraction - 1.56%
SandRidge Energy, Inc.
3.916%, 04/01/2014 (b)	120,000	104,954
TOTAL CORPORATE BONDS (Cost $112,352)		$104,954

	Principal
	Amount	Value
US GOVERNMENT NOTES - 3.35%
United States Treasury Notes - 3.35%
3.875%, 09/15/2010	$25,000	25,268
0.875%, 01/31/2011	50,000	50,191
0.875%, 02/28/2011	150,000	150,592
		226,051
TOTAL US GOVERNMENT NOTES (Cost $226,145)		$226,051

SHORT TERM INVESTMENTS - 27.75%
Money Market Fund - 21.52%
AIM Government TaxAdvantage Portfolio
1.360% (b)	1,451,142	1,451,142
Certificate of Deposit - 1.49%
Wells Fargo Bank NA
8.00%, 08/01/2019	$100,000	$100,614
US Treasury Bills - 4.74%
United States Treasury Bill
0.000% Coupon, 0.247% Effective Yield, 07/29/2010	210,000	209,953
0.000% Coupon, 0.222% Effective Yield, 09/23/2010	100,000	99,951
0.000% Coupon, 0.296% Effective Yield, 10/21/2010	10,000	9,993
		319,897
TOTAL SHORT TERM INVESTMENTS (Cost $1,870,980)		$1,871,653

Total Investments (Cost $6,343,293) - 88.00%		$5,934,932
Other Assets in Excess of Liabilities - 12.00%		809,656
TOTAL NET ASSETS - 100.00%		$6,744,588

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Variable rate security; the rate shown represents the rate as of May 31, 2010.
(c)	Foreign security.
(d)	Security fair valued in accordance with procedures approved by the Board of Trustees
(e)	Restricted security - The Advisor has determined these securities to be illiquid. The total value of
	illiquid securities at May 31, 2010 was $240,322, comprising 3.56% of net assets,
	while the remainder of the Fund's net assets 96.44% were liquid.

	The cost basis of investments for federal income tax purposes at May 31, 2010
	was as follows*:

	Cost of investments	$6,343,293
	Gross unrealized appreciation	87,179
	Gross unrealized depreciation	(582,739)
	Net unrealized depreciation	$(495,560)

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
	Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at May 31, 2010

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2010, in valuing the Fund’s investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total
Equity
Agriculture, Forestry, Fishing and Hunting	$64,000	—	—	$64,000
Construction	26,800	—	—	26,800
Educational Services	9,159			9,159
Finance & Insurance	1,095,011	—	—	1,095,011
Information	597,948			597,948
Management of Companies and Enterprises	20,798	—	—	20,798
Manufacturing	1,191,560	—	—	1,191,560
Mining, Quarrying, and Oil & Gas Extraction	168,850	—	—	168,850
Professional, Scientific, and Techincal Services	44,300	—	—	44,300
Retail Trade	42,250	—	—	42,250
Utilities	231,276	—	—	231,276
Total Equity	3,491,952	—	—	3,491,952

Fixed Income
Corporated Bonds		104,954		104,954
Total Fixed Income	—	104,954	—	104,954

Us Government Note/Bonds		226,051	—	226,051
Private Placements		—	238,771	238,771
Warrants	—	—	1,551	1,551
Short-Term Investments	1,451,142	420,511	—	1,871,653
Total Investment in Securities	$4,943,094	$525,465	$240,322	5,934,932

Other Financial Instruments*	$(87,199)	—	—	$(87,199)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, and securities held short which are valued at the unrealized appreciation / depreciation on the instrument.

Level 3 Reconciliation
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value

Description	Investments in Securities
Balance as of August 31, 2009	$275,347
Acquisition/Purchase	242,410
Sales	(272,337)
Realized gain	3,768
Change in unrealized appreciation (depreciation)	(8,866)
Balance as of May 31, 2010	$240,322

Disclosures About Derivative Instruments and Hedging Activities. (Unaudited)

The fair value of derivative instruments as reported within this Schedule of Investments as of May 31, 2010 was as follows:

Derivatives not accounted for
as hedging instruments
Value
Options	$18,035
Futures Contracts	326,550
Total	$344,585

The Effect of Derivative Instruments on income for the period September 1, 2009 through May 31, 2010 was as follows:

Amount of Realized Gain or (Loss) on Derivatives
Recognized in Income
Derivatives not accounted for	Period September 1,
as hedging instruments	2009 through
May 31, 2010
Options	$41,062
Futures Contracts	37,594
Total	$78,656

Change in Unrealized Appreciation or (Depreciation) on Derivatives
Recognized in Income
Derivatives not accounted for	Period September 1,
as hedging instruments	2009 through
May 31, 2010
Options	$(2,891)
Futures Contracts	4,818
Total	$1,927

Akros Absolute Return Fund
Schedule of Securities Sold Short
May 31, 2010 (Unaudited)

	Shares	Value
Advent Software, Inc. (a)	1,000	$43,240
Baidu, Inc. - ADR (a)	1,000	73,210
Cavium Networks, Inc. (a)	2,000	53,160
Deere & Co.	500	28,840
Hershey Co.	800	37,440
Financial Select Sector SPDR Fund (1)	5,000	73,400
iShares Russell 2000 Index (1)	3,200	212,000
Market Vectors Gold Miners (1)	4,000	182,480
PowerShares QQQ Trust (1)	1,600	175,104
Marriott International, Inc.	1,500	50,175
Pool Corporation	3,000	71,970
Wynn Resorts, Ltd.	800	67,104
Total Securities Sold Short (Proceeds $983,245)		$1,068,123
(1) Exchange-Traded Fund

Akros Absolute Return Fund
Schedule of Options Written
May 31, 2010 (Unaudited)

	Contracts	Value
CALL OPTIONS
Besty Buy Co., Inc.
Expiration: June, 2010, Exercise Price: $45.00	10	$710
Dolan Co.
Expiration: July, 2010, Exercise Price: $10.00	30	7,200
Freeport-McMoRan Copper & Gold, Inc. - Class B
Expiration: June, 2010, Exercise Price: $70.00	5	1565
Franklin Resources, Inc.
Expiration: June, 2010, Exercise Price: $105.00	3	390
Hansen Natural Corp.
Expiration: June, 2010, Exercise Price: $41.00	20	1,200
Knight Capital Group, Inc.
Expiration: June, 2010, Exercise Price: $15.00	10	250
Merck & Co., Inc.
Expiration: June, 2010, Exercise Price: $33.00	10	1,200
Expiration: June, 2010, Exercise Price: $34.00	10	590
SAP AG
Expiration: June, 2010, Exercise Price: $43.00	10	680
Star Scientific, Inc.
Expiration: June, 2010, Exercise Price: $1.50	90	1,800
Expiration: June, 2010, Exercise Price: $2.00	5	50
Total SA
Expiration: June, 2010, Exercise Price: $50.00	10	450
The Travelers Companies, Inc.
Expiration: June, 2010, Exercise Price: $50.00	10	710
TOTAL CALL OPTIONS		16,795

PUT OPTIONS
Coca-Cola Co.
Expiration: June, 2010, Exercise Price: $47.50	10	240
InterMune, Inc.
Expiration: June, 2010, Exercise Price: $9.00	20	1,000
TOTAL PUT OPTIONS		1,240
Total Options Written (Premiums received $15,144)		$18,035

Akros Absolute Return Fund
Schedule of Open Futures Contracts
May 31, 2010 (Unaudited)

	Number			Unrealized
	of Contracts	Contract	Settlement	Appreciation/
Description	Sold	Value	Month	(Depreciation)
S&P 500 E-mini Future	6	326,550	June-10	570
Total Futures Contracts Sold		$326,550		$570

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By           /s/ Joseph Neuberger
Joseph Neuberger, President

Date        July  22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Joseph Neuberger
Joseph Neuberger, President

Date        July  22, 2010

By           /s/ John Buckel
John Buckel, Treasurer

Date        July  22, 2010